COLLABORATION AGREEMENTS	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
COLLABORATION AGREEMENTS
NOTE 8 — COLLABORATION AGREEMENTS:

a.
In 2007, the Company sublicensed rights to a third party for use and commercialization of a product for skin protection. Under this agreement, the Company is entitled to royalties during the years 2016 to 2028. Based on current sales, royalties are not material.

b.
In August 15, 2024, the Company entered into a Termination Agreement (the Termination Agreement") with Padagis Israel Pharmaceuticals Ltd (“Padagis”). The purpose of the Termination Agreement was to terminate the Development, Manufacturing and Commercialization Agreement dated September 28, 2020, and to sell its rights to Padagis in relation to Roflumilast cream and Roflumilast foam. As consideration for the Termination Agreement between the parties, Padagis agreed to pay to the Company $4,250, to be paid in eight quarterly installments. In addition, at the end of each quarter for five years as of the Launch Date (the date of first commercial sale of the product in the Territory by Padagis or its affiliates pursuant to the ANDA, which has not yet occurred), Padagis agreed to pay the Company 2% royalties of Padagis’s gross profits for that product upon its commercialization. As of December 31, 2025, the Company has received aggregate proceeds of $3,188.

The Company has identified one performance obligation in the Termination Agreement. Revenue from sale of IP is recognized at a point in time, upon transfer of control over the sale of the IP to Padagis. Royalties from sale of IP are included in the transaction price based on expected value method but included in the transaction price only when it is probable that a significant reversal of cumulative revenues will not occur. For the year ended December 31, 2024, the Company recognized revenue for a total amount of $3.8 million which is measured on a present value basis. This amount does not include variable consideration that was determined to be constrained (not probable that would not result in a significant reversal).